August 15, 2011

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:

MH Elite Portfolio of Funds, Inc (the “Registrant”)

1933 Registration No. 333-50885

1940 Act File No. 811-08763

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

Dear Sir or Madam:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 19 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment.  Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on August 10, 2011 pursuant to Rule 485(a) and will become effective on August 15, 2011 in response to comments received with respect to correspondence filed on August 10, 2011 requesting an acceleration in effective date of the Post Effective Amendment No. 19  to the Registrant’s Registration Statement. The definitive Prospectus and Statement of Additional Information are dated August 10, 2011.

Sincerely,

/s/ Harvey Merson

Harvey Merson

President